Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Sales	$ 34,920	$ 39,200	$ 49,590
Licensing and transaction fees	5,044	12,055	4,037
Total revenues	39,964	51,255	53,627
Cost of revenues
Cost of sales	20,041	24,225	24,748
Cost of licensing and transaction fees		714
Total cost of revenues	20,041	24,939	24,748
Gross profit	19,923	26,316	28,879
Operating expenses
Research and development	8,649	9,163	8,373
Selling and marketing	16,468	13,705	11,643
General and administrative	11,283	9,346	9,479
Amortization of intangible assets	211	507	575
Total operating expenses	36,611	32,721	30,070
Operating loss	(16,688)	(6,405)	(1,191)
Financial expenses, net	(707)	(419)	(1,397)
Loss before taxes on income	(17,395)	(6,824)	(2,588)
Taxes on income	(167)	(269)	(411)
Net loss from continuing operations	(17,562)	(7,093)	(2,999)
Net loss from discontinued operations			(3,292)
Net loss	(17,562)	(7,093)	(6,291)
Net loss attributable to non-controlling interest	168	168	102
Net loss attributable to shareholders	$ (17,394)	$ (6,925)	$ (6,189)
Basic and diluted net loss attributable to shareholders per ordinary share
From continuing operations	$ (0.54)	$ (0.22)	$ (0.12)
From discontinued operations			$ (0.13)
Total basic and diluted net loss attributable to shareholders per ordinary share	$ (0.54)	$ (0.22)	$ (0.25)
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	32,168,373	31,524,315	24,615,526